Equity (Deficit) - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2024 MXN ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2024 MXN ($) $ / uSDPerBbl	Jun. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Jun. 30, 2024 USD ($)	Dec. 31, 2022
Disclosure of equity [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans				$ 131,130,474,000
Post-employment benefit expense, defined benefit plans				$ 1,990,776,000
Percentage of discount and return on plan asset		10.41%	9.21%	10.41%	9.21%	9.42%	10.41%	9.39%
Net (loss) income		$ (273,329,563,000)	$ 25,423,379,000	$ (268,647,357,000)	$ 82,159,155,000
Negative equity amount		1,605,749,447,000		1,605,749,447,000		$ 1,652,978,810,000
Negative working capital				547,017,937,000		$ 585,176,915,000
Bank indebtedness		203,705,500,000		203,705,500,000
Short- term debt principal maturities		396,301,477,000		$ 396,301,477,000
Percentage of share profit duty				30.00%		40.00%
Percentage reduction of share profit duty				10.00%
Decrease in duties due to tax incentives						$ 91,348,348,000
Indebtedness that may be used to partially cover financial balance in next year		$ 3,726,500,000		$ 3,726,500,000			$ 138,119,100
Percentage decrease in price of crude oil, natural gas, and petroleum products						20.00%
Crude oil price per barrel | $ / uSDPerBbl				71.3		56.7
Gain (loss) on non-controlling interest				$ (139,679,000)		$ (116,639,000)
Federal budget
Disclosure of equity [line items]
Negative budget financial balance				145,000,000,000
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Decrease in duties due to tax incentives	$ 20,646,242,000
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution				$ 145,000,000,000		$ 166,615,123,000